LEASES (Tables)	6 Months Ended
Jun. 30, 2025
LEASES
Schedule of Company's lease-related assets and liabilities
	June 30,	December 31,
	2025	2024
Lease assets	$83,049	$-

Lease liabilities
Lease liabilities (short term)	$83,049	$-
Lease liabilities (long term)	-	-
Total lease liabilities	$83,049	$-

Schedule of Maturities of operating lease liabilities
2025	$60,480
2026	40,320
Total lease payments	100,800
Less interest	(17,751)
Present value of lease liabilities	$83,049